Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 17,360	$ 17,619
Research and development tax credits	2,157	1,875
Stock compensation	246	221
Capitalized research costs	1,338
Lease liability	299
Other timing differences	1,535	1,407
Gross deferred tax assets	22,935	21,122
Less: valuation allowance	(22,608)	(21,122)
Deferred tax assets	327
Deferred tax liabilities
Fixed assets	(50)
Right of use assets	(277)
Net deferred tax asset